Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited)

Corporate Bonds — 2.5%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$265	$ 254,823
		$ 254,823
Consumer, Non-cyclical — 0.8%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,493,521
		$ 3,493,521
Industrial — 0.6%
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	$1,450	$ 1,348,690
Series A, 0.944%, 7/1/26	1,285	1,171,230
		$2,519,920
Other Revenue — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$3,941,141
		$3,941,141
Total Corporate Bonds (identified cost $10,559,459)		$10,209,405

Tax-Exempt Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000's omitted)	Value
Housing — 1.6%
California Housing Finance Agency, Municipal Certificates:
Series 2021-1, Class A, 3.50%, 11/20/35	$2,587	$ 2,701,483
Series 2021-3, Class A, 3.25%, 8/20/36	2,487	2,490,051
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,621	1,602,470
Total Tax-Exempt Mortgage-Backed Securities (identified cost $7,462,909)		$ 6,794,004

Tax-Exempt Municipal Obligations — 92.1%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 10.2%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,157,510
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	$3,000	$ 3,256,770
Green Bonds, 5.00%, 5/1/34	1,140	1,281,998
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,683,045
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,240,360
Iowa Finance Authority, (State Revolving Fund):
Green Bonds, 5.00%, 8/1/27	1,805	2,071,346
Green Bonds, 5.00%, 8/1/28	1,425	1,665,683
Green Bonds, 5.00%, 8/1/29	875	1,040,804
Green Bonds, 5.00%, 8/1/35	1,500	1,739,235
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,534,650
3.00%, 10/1/37	1,390	1,417,036
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/27	500	574,475
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	134,462
4.00%, 10/1/32	430	480,276
4.00%, 10/1/34	150	166,572
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	2,957,426
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	5,559,500
4.00%, 8/1/37	2,750	3,029,592
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	2,860,375
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,531,130
Green Bonds, 5.00%, 6/1/37	5,035	5,930,374
		$42,312,619
Education — 13.2%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$1,499,987
5.00%, 8/15/29	1,720	1,983,986
Arizona State University:
Green Bonds, 5.00%, 7/1/39	2,000	2,341,460
Green Bonds, 5.00%, 7/1/41	3,000	3,268,560
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/22	100	100,519
4.00%, 6/15/23	100	102,240
4.00%, 6/15/24	120	123,960
4.00%, 6/15/25	110	114,950

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (Academic Leadership Charter School): (continued)
4.00%, 6/15/26	$110	$ 115,666
4.00%, 6/15/27	80	84,693
4.00%, 6/15/28	125	132,860
4.00%, 6/15/30	100	105,364
4.00%, 6/15/31	100	105,065
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,060,144
Green Bonds, 5.00%, 10/1/36	765	879,253
Green Bonds, 5.00%, 10/1/38	730	837,617
Clifton Higher Education Finance Corp., TX, (Idea Public Schools):
5.00%, 8/15/25	360	387,875
5.00%, 8/15/28	300	337,044
Colorado State University:
4.00%, 3/1/26	210	224,162
5.00%, 3/1/27	225	253,280
District of Columbia, (Gallaudet University):
Social Bonds, 5.00%, 4/1/26	300	330,813
Social Bonds, 5.00%, 4/1/27	300	337,347
Social Bonds, 5.00%, 4/1/28	325	370,675
Social Bonds, 5.00%, 4/1/29	300	346,641
Social Bonds, 5.00%, 4/1/30	300	350,871
Social Bonds, 5.00%, 4/1/31	325	384,888
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	382,565
5.00%, 6/1/31(1)	1,000	1,080,390
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	585,295
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,099,330
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,187,246
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	1,831,189
5.00%, 7/1/29	925	1,089,252
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	1,974,723
Kentucky Bond Development Corp., (Transylvania University):
2.00%, 3/1/23	160	160,312
5.00%, 3/1/27	80	89,110
5.00%, 3/1/28	100	112,970
5.00%, 3/1/29	155	177,088
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School):
4.00%, 6/1/25	965	1,005,569
4.00%, 6/1/26	500	525,575
Security	Principal Amount (000's omitted)	Value
Education (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School): (continued)
4.00%, 6/1/29	$1,130	$ 1,208,535
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	392,378
5.00%, 9/1/28	225	255,892
5.00%, 9/1/29	400	461,080
Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/26	215	234,477
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	255,193
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	470,920
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,250,000
Miami University, OH:
5.00%, 9/1/24	600	643,860
5.00%, 9/1/27	730	837,040
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	733,489
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	467,743
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	561,015
Ohio State University, 5.00%, 12/1/29	1,915	2,275,422
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,629,205
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/24	300	306,579
4.00%, 7/1/31	325	333,924
4.00%, 7/1/41	1,000	1,015,290
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	900	918,927
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,216,200
University of Connecticut:
5.00%, 5/1/24(2)	2,000	2,120,786
5.00%, 5/1/26(2)	1,600	1,770,919
University of South Carolina:
5.00%, 5/1/23	450	466,281
5.00%, 5/1/24	440	468,182
University of Washington, 4.00% to 8/1/27 (Put Date), 5/1/48	2,000	2,157,780
University System of Maryland, 5.00%, 4/1/25	2,425	2,636,872
		$54,568,523

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.7%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$ 1,159,540
Northern California Power Agency, 5.00%, 7/1/25(2)	2,000	2,195,360
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,575,075
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,190,941
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	741,990
		$ 6,862,906
Escrowed/Prerefunded — 3.1%
Aurora, CO, Water Revenue, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/31	$2,000	$ 2,244,760
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	1,915	2,028,713
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,173,634
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,101,240
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,753,100
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,122,380
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	101,591
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,048,230
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,048,230
		$12,621,878
General Obligations — 19.2%
Bartow County School District, GA, 5.00%, 10/1/25(2)	$2,200	$2,419,912
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,127,480
Boston, MA, 5.00%, 11/1/27(2)	5,000	5,798,600
California:
4.00%, 9/1/32	1,000	1,062,940
5.00%, 4/1/35	1,500	1,731,840
Green Bonds, 3.75%, 10/1/37	1,000	1,026,450
Chicago Board of Education, IL, 5.00%, 12/1/31	2,500	2,754,350
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/28	2,000	2,303,420
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,071,150
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,270,260
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	844,185
Franklin Regional School District, PA, 5.00%, 5/1/27	100	113,841
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,628,700
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	514,870
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hawaii, 4.00%, 10/1/34	$2,000	$ 2,138,340
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,100,000
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,613,725
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,151,820
Madison County, TN, 5.00%, 5/1/25(2)	1,170	1,273,404
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,238,080
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,825,744
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,141,990
Milwaukee Metropolitan Sewerage District, WI, Green Bonds, 4.00%, 10/1/30	3,615	4,044,498
New York, NY, 5.00%, 8/1/26	2,000	2,106,580
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,120,770
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,089,170
5.00%, 2/1/33	650	743,841
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,036,160
(PSF Guaranteed), 4.00%, 8/1/32	400	444,988
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,149,980
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,155,613
Green Bonds, 4.00%, 2/1/33	250	276,790
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/25	2,750	3,009,737
Ramsey County, MN, 5.00%, 2/1/29	1,000	1,178,020
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/38	5,000	5,465,850
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,280,780
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,143,760
Green Bonds, 5.00%, 8/1/35	1,120	1,337,952
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	1,958,927
Waco, TX, 4.00%, 2/1/26	2,005	2,151,385
West Haven, CT, 4.00%, 9/15/24	260	271,385
Will County, IL:
Green Bonds, 5.00%, 11/15/26	450	507,222
Green Bonds, 5.00%, 11/15/28	1,000	1,168,310
Green Bonds, 5.00%, 11/15/29	900	1,068,660
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,593,158

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	$1,000	$ 1,111,980
		$ 79,566,617
Hospital — 9.8%
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/32	$820	$ 961,393
5.00%, 7/15/34	890	1,037,019
5.00%, 7/15/35	930	1,080,725
Idaho Health Facilities Authority, (St. Luke's Health System):
4.00%, 3/1/39	710	755,689
4.00%, 3/1/40	845	896,325
4.00%, 3/1/41	805	851,151
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,249,934
4.00%, 4/1/36	2,520	2,606,990
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	557,520
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,081,580
New Jersey Health Care Facilities Financing Authority, (Meridian Health System Obligated Group), (LOC: TD Bank, N.A.), 0.50%, 7/1/33(3)	15,000	15,000,000
New York City Health and Hospitals Corp., NY:
4.00%, 2/15/27	2,250	2,440,508
4.00%, 2/15/28	4,700	5,145,889
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,184,260
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,315	2,615,279
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.):
5.00%, 4/1/26	300	330,933
5.00%, 4/1/27	175	196,523
5.00%, 4/1/28	420	477,775
		$40,469,493
Housing — 7.9%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,372,791
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,147,337
District of Columbia Housing Finance Agency, 1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,954,680
Independent Cities Finance Authority, CA, (Castle Mobile Estates):
3.00%, 5/15/22	170	170,342
3.00%, 5/15/23	170	171,802
3.00%, 5/15/24	175	178,528
3.00%, 5/15/25	185	189,427
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Castle Mobile Estates): (continued)
3.00%, 5/15/26	$190	$ 195,037
3.00%, 5/15/31	500	503,730
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,075,977
4.00%, 5/15/34	1,145	1,200,693
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/26	270	275,810
3.00%, 9/15/27	275	281,405
3.00%, 9/15/28	285	290,572
3.00%, 9/15/29	295	300,074
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,618,281
4.35%, 7/1/50	1,000	1,027,990
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	754,027
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,000	3,766,680
3.80%, 11/1/30	1,000	1,019,580
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,885,569
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	947,163
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	1,869,100
Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	2,812,860
New York Housing Finance Agency, Sustainability Bonds, Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,983,060
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	941,802
(AMT), Social Bonds, 5.00%, 4/1/24	700	736,533
(AMT), Social Bonds, 5.00%, 4/1/25	500	536,745
(AMT), Social Bonds, 5.00%, 10/1/25	500	542,325
Social Bonds, 0.95%, 10/1/28	1,125	1,017,304
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	746,004
5.00%, 6/1/29	365	413,202
Utah Housing Corp., 4.00%, 1/1/36	770	781,920
		$32,708,350
Industrial Development Revenue — 1.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$865,309

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)(2)	$2,000	$ 2,013,320
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,892,029
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,016,670
		$ 5,787,328
Insured - Education — 1.1%
Lancaster Higher Education Authority, PA, (Harrisburg Area Community College), (AGM), 5.00%, 10/1/25	$800	$ 876,432
University of Oklahoma:
(AGM), 5.00%, 7/1/28	1,350	1,558,521
(AGM), 5.00%, 7/1/29	900	1,055,880
(AGM), 5.00%, 7/1/30	1,000	1,187,170
		$4,678,003
Insured - General Obligations — 0.5%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$1,307,056
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000	920,420
		$2,227,476
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35(2)	$500	$581,040
(AGM), 5.00%, 7/1/36(2)	250	289,962
		$871,002
Insured - Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), (BAM), Green Bonds, 5.00%, 5/15/29	$350	$396,827
		$396,827
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$15	$17,375
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	485	550,063
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	15	17,654
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	485	556,882
		$1,141,974
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$451,560
		$451,560
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,070,620
		$ 1,070,620
Insured - Water and Sewer — 0.3%
Bloomington, IN, Sewage Works Revenue:
(BAM), Green Bonds, 2.00%, 1/1/27	$100	$ 97,597
(BAM), Green Bonds, 4.00%, 1/1/29	500	547,430
(BAM), Green Bonds, 4.00%, 1/1/31	500	554,470
		$ 1,199,497
Lease Revenue/Certificates of Participation — 1.2%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$525,695
4.00%, 10/1/35	600	629,802
New Jersey Economic Development Authority, (School Facilities Construction):
Social Bonds, 5.00%, 6/15/26	555	610,434
Social Bonds, 5.00%, 6/15/27	410	456,838
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,162,610
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,684,875
		$5,070,254
Other Revenue — 5.1%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$237,104
Sustainability Bonds, 5.00%, 11/1/49	3,250	3,799,055
California Community Choice Financing Authority, Green Bonds, 4.00%, 10/1/52	4,000	4,230,600
California Infrastructure and Economic Development Bank, Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,206,700
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.86%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(4)	2,630	2,621,873
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	328,148
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,191,446
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,504,155
Green Bonds, 5.00%, 9/1/36	1,445	1,654,655
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,072,740

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Illinois Educational Facilities Authority, (Field Museum of Natural History): (continued)
4.45%, 11/1/36	$1,000	$ 1,088,970
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,210,090
		$ 21,145,536
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,961,025
		$ 1,961,025
Solid Waste — 0.8%
Los Angeles County Sanitation Districts Financing Authority, CA:
Green Bonds, 5.00%, 10/1/23(2)	$1,500	$1,574,430
Green Bonds, 5.00%, 10/1/24(2)	1,500	1,616,595
		$3,191,025
Special Tax Revenue — 6.5%
Allegheny County Port Authority, PA, 5.00%, 3/1/27	$10,000	$11,256,900
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,294,000
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,162,660
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	1,789,140
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,109,550
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,541,061
Peninsula Corridor Joint Powers Board, CA:
Green Bonds, 5.00%, 6/1/26	1,280	1,435,123
Green Bonds, 5.00%, 6/1/28	1,100	1,284,613
Regional Transportation District, CO, Sales Tax Revenue:
5.00%, 11/1/32	1,000	1,238,630
Green Bonds, 5.00%, 11/1/28	2,500	2,932,200
		$27,043,877
Water and Sewer — 8.6%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$2,290,460
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	169,602
5.00%, 1/1/28	770	869,507
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,118,210
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	$3,000	$ 3,377,970
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	563,495
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,096,810
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,140,200
Green Bonds, 5.00%, 6/1/36	1,650	1,935,483
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	550,780
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	703,523
Green Bonds, 5.00%, 10/1/28	765	889,397
Green Bonds, 5.00%, 10/1/30	1,000	1,115,610
Green Bonds, 5.00%, 10/1/34	300	355,170
Green Bonds, 5.00%, 10/1/35	425	502,996
Green Bonds, 5.00%, 10/1/36	1,000	1,112,890
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	973,112
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,151,110
Green Bonds, 5.00%, 6/1/38	2,000	2,250,200
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	717,327
4.00%, 2/15/31	435	477,795
4.00%, 2/15/32	325	357,513
4.00%, 2/15/33	200	219,664
5.00%, 2/15/25	300	325,359
5.00%, 2/15/26	400	444,424
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,700,145
Metropolitan Water District of Southern California, 0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(4)	3,335	3,326,029
Northern Kentucky Water District, 4.00%, 2/1/29	1,565	1,724,646
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,485,025
San Antonio, TX, Water System Revenue, 5.00%, 5/15/30	500	599,025
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,122,900
		$35,666,377
Total Tax-Exempt Municipal Obligations (identified cost $390,357,794)		$381,012,767

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 5.4%

Security	Principal Amount (000's omitted)	Value
Education — 0.9%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 567,468
1.99%, 4/1/26	550	514,129
2.19%, 4/1/27	600	555,816
2.38%, 4/1/28	1,190	1,098,882
2.50%, 4/1/29	1,000	914,810
		$ 3,651,105
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$709,650
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,139,616
		$1,849,266
General Obligations — 0.7%
Detroit, MI:
Social Bonds, 1.817%, 4/1/22	$800	$800,000
Social Bonds, 2.017%, 4/1/23	375	371,591
Social Bonds, 2.189%, 4/1/24	400	388,392
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	374,974
1.802%, 8/1/31	400	358,220
Tustin Unified School District, CA, 1.554%, 8/1/29	535	482,265
		$2,775,442
Hospital — 0.9%
University of Wisconsin Hospitals and Clinics Authority:
1.05%, 4/1/24	$1,250	$1,206,962
1.47%, 4/1/25	1,000	954,590
1.89%, 4/1/27	1,255	1,183,340
2.09%, 4/1/28	590	555,414
		$3,900,306
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$457,350
		$457,350
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$141,462
(AGM), 2.005%, 7/1/27	185	171,443
Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AGM), 2.429%, 7/1/29	$275	$ 254,315
(AGM), 2.679%, 7/1/31	350	321,366
		$ 888,586
Other Revenue — 0.6%
Utah Transit Authority, Sales Tax Revenue, Green Bonds, 1.72%, 12/15/27	$2,500	$ 2,362,075
		$ 2,362,075
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$338,198
		$338,198
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$987,080
2.211%, 6/1/25	1,500	1,471,425
2.361%, 6/1/26	2,000	1,949,720
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.99%, 7/1/25	1,135	1,066,457
		$5,474,682
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$641,890
		$641,890
Total Taxable Municipal Obligations (identified cost $23,515,583)		$22,338,900

Short-Term Investments — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(5)	1,983,308	$ 1,983,109
Total Short-Term Investments (identified cost $1,983,109)		$ 1,983,109
Total Investments — 102.1% (identified cost $433,878,854)		$422,338,185
Other Assets, Less Liabilities — (2.1)%		$ (8,709,887)
Net Assets — 100.0%		$413,628,298

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $9,934,297 or 2.4% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2022.
(4)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(5)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

At March 31, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California17.5%
Others, representing less than 10% individually81.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 3.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 2.4% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	6/21/22	$(11,550,250)	$328,823
					$328,823

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Responsible Municipal Income Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

At March 31, 2022, the value of the Fund’s investment in affiliated funds was $1,983,109, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$13,043,583	$40,355,885	$(51,413,851)	$(2,212)	$(296)	$1,983,109	$3,586	1,983,308
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,209,405	$ —	$10,209,405
Tax-Exempt Mortgage-Backed Securities	—	6,794,004	—	6,794,004
Tax-Exempt Municipal Obligations	—	381,012,767	—	381,012,767
Taxable Municipal Obligations	—	22,338,900	—	22,338,900
Short-Term Investments	—	1,983,109	—	1,983,109
Total Investments	$ —	$422,338,185	$ —	$422,338,185
Futures Contracts	$328,823	$ —	$ —	$328,823
Total	$328,823	$422,338,185	$ —	$422,667,008
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.